CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 270,166	$ 240,378
Restricted cash	29,623	8,797
Other Investments	12,289	47,000
Accounts receivable, net	33,399	42,237
Prepaid expenses and other current assets	60,894	61,336
Amounts due from related parties	$ 36,620	$ 0
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current assets	$ 442,991	$ 399,748
Vessels, net	4,241,292	3,734,671
Deposits for vessels acquisitions	444,897	434,134
Other long-term assets	61,749	62,111
Deferred dry dock and special survey costs, net	196,194	145,932
Amounts due from related parties	0	39,570
Intangible assets	42,311	60,431
Operating lease assets	243,806	270,969
Total non-current assets	5,230,249	4,747,818
Total assets	5,673,240	5,147,566
Current liabilities
Accounts payable	17,763	25,488
Accrued expenses	33,865	23,608
Deferred revenue	66,209	63,306
Operating lease liabilities, current portion	25,607	30,136
Amounts due to related parties	$ 0	$ 32,026
Other Liability, Current, Related Party [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Current portion of financial liabilities, net	$ 102,996	$ 138,696
Current portion of long-term debt, net	163,226	146,340
Total current liabilities	409,666	459,600
Operating lease liabilities, net	214,995	240,602
Unfavorable lease terms	15,266	27,984
Long-term financial liabilities, net	945,613	824,646
Long-term debt, net	917,102	751,781
Deferred revenue	55,534	63,915
Other long-term liabilities	8,436	8,586
Total non-current liabilities	2,156,946	1,917,514
Total liabilities	2,566,612	2,377,114
Commitments and contingencies
Partners’ capital:
Common Unitholders (29,694,433 and 30,184,388 common units outstanding as of December 31, 2024 and December 31, 2023, respectively)	3,053,295	2,724,436
General Partner (622,296 general partnership units outstanding at each of December 31, 2024 and December 31, 2023)	53,333	46,016
Total partners’ capital	3,106,628	2,770,452
Total liabilities and partners’ capital	$ 5,673,240	$ 5,147,566